Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
    The following description of the Zurn Elkay 401(k) Plan (the "Plan") provides only general information. Participants should refer to the Plan Document for more complete information.
General
    The Plan is a defined contribution deferral savings plan administered by the Benefits Committee of Zurn Elkay Water Solutions Corporation and covers substantially all nonunion employees and a portion of union employees of the Company and its affiliates as defined in the Plan Document.
    The Plan is primarily intended to assist employees in supplementing their retirement income by providing a tax-deferred savings vehicle. A participant is eligible to participate in the Plan after 30 days of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Plan’s trustee and record keeper is Principal Financial Services, Inc. (the "Trustee" or "Principal").
Contributions
    Participants may elect to defer from 1% to 75% of their annual compensation to the Plan limited to the maximum contribution amount as defined by the Internal Revenue Service ("IRS"). As permitted by Section 401(k) of the Internal Revenue Code ("IRC"), the amounts contributed are not taxable until paid out by the Plan. Participants who have attained age 50 before the close of the Plan year may make catch up contributions to the Plan. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans ("rollover").
    Participants may elect to defer from 1% to 75% of their annual compensation as a Roth 401(k) contribution to the Plan, limited to the maximum contribution amount as defined by the IRS. Participants making Roth 401(k) contributions who have attained the age of 50 are also eligible to make catch-up Roth 401(k) contributions to the Plan. Participants may also contribute amounts representing distributions from other qualified Roth 401(k) plans. A participant's compensation associated with a Roth 401(k) contribution is subjected to federal income taxes in the year of contribution, but the contribution and, in most cases, the earnings on the contribution are not subject to federal income taxes when distributed in accordance with IRS requirements.
    All employees that become eligible for the Plan are subject to automatic enrollment. The salary deferral rate at automatic enrollment is set at a 8% pre-tax contribution rate with an auto-escalation feature that increases contributions 1% annually on July 1 of each year until the contribution percentage reaches 12%. An employee can change the deferral rate made through automatic enrollment by electing a different percentage, and they can affirmatively elect not to participate in the Plan or can elect to contribute on an after-tax Roth 401(k) basis. Participants may, at any time, change their contribution percentage or suspend any future deductions from their pay. The auto-escalation feature is available to all participants, even if they were not automatically enrolled. The automatic salary deferral will be invested in a fund allocation based on the employee’s age, unless otherwise directed by the employee.
    The Company matches employee contributions at 50% of the first 8% of eligible wages. Catch-up contributions are not matched by the Company. Participants’ contributions and Company matching contributions are deposited into participant accounts. The Company matching contributions shall be allocated on a calendar quarter basis in the form of Company stock.
Vesting
    Participants are immediately vested in their contributions plus actual earnings thereon. The value of Company contributions vests at the earlier to occur of disability, death, attainment of age 65, or three years of service, with some exceptions for certain merged plans. If a participant terminates employment before becoming vested, the value of Company contributions to their account is forfeited.
Participant Accounts
    Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, allocations of Company matching contributions, and Plan earnings, and charged with withdrawals and an allocation of Plan losses and administrative expenses. Allocations are based on participant compensation or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investment Options
    Upon enrollment in the Plan, a participant may direct contributions in various investment options maintained by the Trustee. As of December 31, 2025, the Plan offers participants the option to invest their contributions in the following types of investments: mutual funds, a common/collective trust, and the Zurn Elkay Stock Fund. Participants may change their investment options with the Trustee at their discretion. Portfolio investment allocation elections by participants can be up to 100% of any investment option except the Zurn Elkay Stock Fund, which is restricted to a maximum portfolio investment allocation of 20%. All participants must comply with insider trading laws and the Company’s policies, including its insider trading policy, when making any transactions in the Zurn Elkay Stock Fund.
Payment of Benefits
    The account balance, to the extent it is vested, will be paid upon request to participants who have retired, become disabled, or otherwise left the Company, or to the beneficiaries of deceased participants.
    Upon termination of service, death, disability or retirement, a participant may elect to receive either a lump sum amount equal to the value of the participant’s vested interest in his or her account, or annual installments up to a 15-year period.
    The Plan will distribute a participant’s entire account balance to any participant (or to such participant’s beneficiary in the case of death) who has an account balance less than $1,000 following their termination of employment or death. If the participant’s account balance is between $1,000 and $5,000 following their termination of employment or death, the Plan will automatically rollover a participant’s entire account balance to a designated third-party individual retirement plan provider. Distribution or automatic rollovers of small account balances will occur before the end of the second Plan year following the Plan year during which the participant ceases to participate in the Plan.
Participant Hardship Withdrawals
    A participant may withdraw all or a portion of their contributions subject to certain hardship withdrawal provisions.
Forfeited Accounts
    As of December 31, 2025 and 2024, there were approximately $185,773 and $53,052, respectively, of unallocated forfeited accounts. Forfeited accounts are used to reduce future Company contributions or administrative expenses of the Plan. During the year ended December 31, 2025, $663,101 and $1,621 of forfeitures were used to reduce Company contributions and administrative expenses, respectively. Subsequent to year end, $249,816 of forfeitures were utilized to fund contributions related to 2025.
Notes Receivable from Participants
    Participants may borrow from their accounts up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with local prevailing rates at the time funds are borrowed as determined quarterly by the Plan Administrator. At December 31, 2025, outstanding loans bore interest at rates ranging from 4.25% to 9.5%. Principal and interest are paid ratably through payroll deductions, with maturity dates through August 2039.
Administrative Expenses
    Plan administrative expenses are paid by the Company or the Plan, at the Company’s discretion. Administrative expenses paid from Plan assets totaled $445,161 for the year ended December 31, 2025.
Plan Termination
    Although it has not expressed any intention to do so, the Company has the right to terminate the Plan, subject to the provisions set forth in ERISA. If the Plan is terminated, Plan assets will be distributed to the participants based on the individual participant’s interest in the Plan. In the event the Plan is terminated, all participants at the time of termination, would become 100% vested in their accounts.